Basis of preparation - Additional Information (Details) tonnes in Millions, $ in Billions	6 Months Ended
Jun. 30, 2021 USD ($) tonnes
Basis Of Presentation [Abstract]
Credit derivative, nominal amount | $	$ 7.3
Short and long term legacy alumina sales contracts | tonnes	2.1
Percentage of volume commitments	30.00%
Percentage of opportunity loss	10.00%